Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movement of the allowance for doubtful accounts
Balance as of January 1,	¥ 78,684	$ 11,302	¥ 65,454	¥ 91,348
Additional provision/(reversal) charged to bad debt expenses, net	43,932	6,311	22,473	(9,137)
Write-off of bad debt provision	(3,730)	(536)	(9,243)	(16,757)
Balance as of December 31,	118,886	17,077	78,684	65,454
Additional provision/(reversal) charged to bad debt expenses, net	¥ 43,932	$ 6,311	¥ 22,473	(9,137)
Collection of previously fully-reserved receivables				25,400
New bad debt provision recognized in expenses				¥ 16,300